Inventories	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Inventories
18. Inventories
Inventories consist of the following:

	As at March 31,
	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Raw materials and consumables	67,432	60,555	828
Work-in-progress	33,267	30,202	412
Finished goods	12,663	8,752	120

	113,362	99,509	1,360

Inventory held at net realizable value amounted to
₹
 23,576 million and
₹
 23,985 million ($ 328 million) as at March 31, 2020 and March 31, 2021, respectively. The write down on this inventory amounted to
₹
 1,176 million and
₹
 1,594 million ($ 22 million) for the year ended March 31, 2020 and March 31, 2021, respectively and this has been charged to the consolidated statements of profit or loss.